Trade Payables and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
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Trade Payables and Other Current Liabilities

	As at June 30,	As at December 31,
(€‘000)	2021	2020
Total Trade payables	5 582	4 736
Other current liabilities
Social security	195	319
Payroll accruals	1 335	1 653
Onerous contracts - current liabilities	443	488
Other current grant liabilities	1 498	1 838
Others	2 167	1 317

Total Other current liabilities	5 638	5 614

Total Trade payables and other current liabilities	11 220	10 350